UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/17 (Unaudited)

COMMON STOCKS (97.1%)(a)
				Shares	Value

Aerospace and defense (24.8%)

Airbus SE (France)				14,985	$1,556,895

Boeing Co. (The)				13,749	3,805,723

L3 Technologies, Inc.				12,500	2,482,375

Northrop Grumman Corp.				16,790	5,161,246

Raytheon Co.				29,846	5,705,063

United Technologies Corp.				21,196	2,574,254

					21,285,556
Airlines (1.7%)

American Airlines Group, Inc.				29,176	1,473,096

					1,473,096
Biotechnology (—%)

Calyxt, Inc.(NON)(S)				1,948	37,285

					37,285
Building products (4.8%)

Daikin Industries, Ltd. (Japan)				8,200	947,355

Johnson Controls International PLC				83,328	3,136,466

					4,083,821
Commercial services and supplies (4.1%)

Waste Connections, Inc. (Canada)				51,647	3,554,863

					3,554,863
Communications equipment (1.5%)

Harris Corp.				8,969	1,296,021

					1,296,021
Containers and packaging (0.7%)

Berry Plastics Group, Inc.(NON)				10,361	619,277

					619,277
Electrical equipment (12.1%)

ABB, Ltd. (Switzerland)				133,709	3,423,766

Eaton Corp PLC				39,251	3,052,943

Nidec Corp. (Japan)				4,400	602,217

Rockwell Automation, Inc.				16,933	3,269,424

					10,348,350
Industrial conglomerates (10.2%)

Honeywell International, Inc.				30,804	4,804,192

Roper Technologies, Inc.				14,636	3,910,886

					8,715,078
Internet software and services (0.5%)

GTT Communications, Inc.(NON)(S)				11,615	469,827

					469,827
IT Services (1.4%)

Leidos Holdings, Inc.				19,527	1,241,331

					1,241,331
Machinery (26.7%)

Albany International Corp. Class A				14,143	915,052

Caterpillar, Inc.				23,529	3,321,118

Cummins, Inc.				8,104	1,356,610

Dover Corp.				28,527	2,787,373

FANUC Corp. (Japan)				6,000	1,501,390

Fortive Corp.				50,952	3,803,567

Hitachi Construction Machinery Co., Ltd. (Japan)				38,200	1,270,694

KION Group AG (Germany)				37,997	3,092,548

Komatsu, Ltd. (Japan)				116,600	3,634,678

Oshkosh Corp.				13,734	1,236,609

					22,919,639
Metals and mining (0.5%)

ThyssenKrupp AG (Germany)				16,034	438,752

					438,752
Oil, gas, and consumable fuels (1.0%)

Cheniere Energy, Inc.(NON)				17,103	826,417

					826,417
Road and rail (3.0%)

Norfolk Southern Corp.				18,296	2,536,374

					2,536,374
Trading companies and distributors (2.8%)

Mitsubishi Corp. (Japan)				95,400	2,394,461

					2,394,461
Transportation infrastructure (1.3%)

Aena SME SA (Spain)				5,650	1,124,069

Japan Airport Terminal Co., Ltd. (Japan)				800	29,976

					1,154,045

Total common stocks (cost $69,587,426)					$83,394,193

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

General Electric Co. (Call)	Dec-17/$26.00	$3,854,526		$210,745	$—

Credit Suisse International

General Electric Co. (Call)	Jun-18/22.00	10,247,155		560,260	148,736

Total purchased options outstanding (cost $271,694)					$148,736

SHORT-TERM INVESTMENTS (3.1%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.31%(AFF)			Shares	458,334	$458,334

Putnam Short Term Investment Fund 1.23%(AFF)			Shares	1,871,999	1,871,999

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99%(P)			Shares	120,000	120,000

U.S. Treasury Bills 1.058%, 12/14/17				$112,000	111,962

U.S. Treasury Bills 1.099%, 1/25/18(SEGSF)				110,000	109,809

U.S. Treasury Bills 1.154%, 1/4/18(SEGSF)				1,000	999

Total short-term investments (cost $2,673,108)					$2,673,103

TOTAL INVESTMENTS

Total investments (cost $72,532,228)					$86,216,032

FORWARD CURRENCY CONTRACTS at 11/30/17 (aggregate face value $33,341,334) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$415,468	$429,131	$(13,663)
	British Pound	Buy	12/20/17	1,367,037	1,331,237	35,800
	Euro	Buy	12/20/17	479,946	473,285	6,661
	Japanese Yen	Buy	2/22/18	819,051	813,093	5,958
	New Zealand Dollar	Buy	1/17/18	28,143	29,622	(1,479)
Barclays Bank PLC
	Hong Kong Dollar	Buy	2/22/18	1,287,195	1,290,080	(2,885)
	Swiss Franc	Sell	12/20/17	1,245,405	1,245,080	(325)
Citibank, N.A.
	British Pound	Buy	12/20/17	523,837	503,524	20,313
	Danish Krone	Buy	12/20/17	946,925	946,133	792
	Euro	Buy	12/20/17	2,479,799	2,425,968	53,831
Credit Suisse International
	British Pound	Buy	12/20/17	1,909,277	1,838,374	70,903
	Euro	Buy	12/20/17	590,161	584,855	5,306
	Swedish Krona	Buy	12/20/17	657,556	671,818	(14,262)
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	428,399	442,619	(14,220)
	British Pound	Buy	12/20/17	55,618	49,866	5,752
	Canadian Dollar	Sell	1/17/18	392,803	398,189	5,386
	Euro	Buy	12/20/17	225,913	212,470	13,443
HSBC Bank USA, National Association
	Euro	Buy	12/20/17	2,321,922	2,335,040	(13,118)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/17	852,131	820,594	31,537
	Canadian Dollar	Sell	1/17/18	118,756	112,024	(6,732)
	Euro	Buy	12/20/17	320,282	312,293	7,989
	Japanese Yen	Buy	2/22/18	576,874	568,961	7,913
	Singapore Dollar	Buy	2/22/18	405,100	402,081	3,019
	Swedish Krona	Buy	12/20/17	1,444,618	1,522,621	(78,003)
State Street Bank and Trust Co.
	British Pound	Buy	12/20/17	1,572,322	1,558,582	13,740
	British Pound	Sell	12/20/17	1,572,322	1,512,671	(59,651)
	Canadian Dollar	Sell	1/17/18	752,718	777,337	24,619
	Euro	Buy	12/20/17	489,716	463,408	26,308
	Israeli Shekel	Buy	1/17/18	55,396	54,931	465
	Japanese Yen	Buy	2/22/18	1,949,177	1,925,772	23,405
	Swedish Krona	Buy	12/20/17	556,757	587,696	(30,939)
	Swiss Franc	Buy	12/20/17	2,546,795	2,594,716	(47,921)
	Swiss Franc	Sell	12/20/17	2,546,795	2,578,349	31,554
UBS AG
	Australian Dollar	Buy	1/17/18	167,805	170,379	(2,574)
WestPac Banking Corp.
	Euro	Buy	12/20/17	684,292	678,126	6,166
	Euro	Sell	12/20/17	684,292	680,409	(3,883)

Unrealized appreciation						400,860

Unrealized (depreciation)						(289,655)

Total						$111,205
* The exchange currency for all contracts listed is the United States Dollar.

WRITTEN OPTIONS OUTSTANDING at 11/30/17 (premiums $78,436) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Credit Suisse International
General Electric Co. (Call)	Jun-18/$24.00	$10,247,155	$560,260	$68,003

Total				$68,003

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $85,901,648.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,341,363	$1,883,029	$972	$458,334
	Putnam Short Term Investment Fund**	1,965,209	24,744,795	24,838,005	6,400	1,871,999

	Total Short-term investments	$1,965,209	$27,086,158	$26,721,034	$7,372	$2,330,333
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $458,334, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $450,864.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,790.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $44,372 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	United States	72.5%
	Japan	12.1
	Canada	4.2
	Germany	4.1
	Switzerland	4.0
	France	1.8
	Spain	1.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $71,599 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,790 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$826,417	$—	$—
Health care	37,285	—	—
Industrials	68,084,512	10,380,771	—
Information technology	3,007,179	—	—
Materials	1,058,029	—	—
Total common stocks	73,013,422	10,380,771	—
Purchased options outstanding	—	148,736	—
Short-term investments	1,991,999	681,104	—

Totals by level	$75,005,421	$11,210,611	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$111,205	$—
Written options outstanding	—	(68,003)	—

Totals by level	$—	$43,202	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$400,860	$289,655
Equity contracts	148,736	68,003

Total	$549,596	$357,658

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$680,000
Written equity option contracts (contract amount)		$420,000
Forward currency contracts (contract amount)		$50,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018